Annual Fund Operating Expenses - I Shares - SmartRetirement Blend 2020 Fund - Class I	Nov. 01, 2021
Operating Expenses:
Management Fees	0.15%	[1]
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.35%
Service Fees	0.25%
Remainder of Other Expenses	0.10%	[2]
Acquired Fund (Underlying Fund) Fees and Expenses	0.19%	[3]
Total Annual Fund Operating Expenses	0.69%
Fee Waivers and/or Expense Reimbursements	(0.25%)	[4]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.44%	[4]

[1]	Management Fees have been restated to reflect current fees.
[2]	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.
[3]	“Acquired Fund (Underlying Fund) Fees and Expenses” has been restated to reflect changes to the Fund’s allocation to Underlying Funds and direct investments, during the prior fiscal year.
[4]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund (Underlying Fund) Fees and Expenses incurred by an underlying fund) exceed 0.44% of the average daily net assets of Class I Shares. These waivers are in effect through 10/31/22, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.